Report of Directors Corporate Governance - Non Executive Directors' Fees and Benefits (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of transactions between related parties [line items]
Fees	$ 5,720	£ 4,444	$ 4,926	£ 3,651
Benefits	674	524	294	218
Total	$ 6,395	4,968	$ 5,220	3,869
Travel allowance		£ 4
Tax rate	45.00%	45.00%
Phillip Ameen
Disclosure of transactions between related parties [line items]
Fees		£ 474		440
Benefits		12		38
Total		486		478
Fees paid for additional positions held		330		315
Kathleen Casey
Disclosure of transactions between related parties [line items]
Fees		174		155
Benefits		16		21
Total		190		176
Henri de Castries
Disclosure of transactions between related parties [line items]
Fees		132		79
Benefits		5		4
Total		137		83
Laura Cha
Disclosure of transactions between related parties [line items]
Fees		269		247
Benefits		22		20
Total		291		267
Fees paid for additional positions held		75		72
Lord Evans of Weardale
Disclosure of transactions between related parties [line items]
Fees		215		190
Benefits		8		5
Total		223		195
Joachim Faber
Disclosure of transactions between related parties [line items]
Fees		162		152
Benefits		9		10
Total		171		162
Fees paid for additional positions held		8
Sam Laidlaw (Retired on 28 April 2017)
Disclosure of transactions between related parties [line items]
Fees		70		185
Benefits		1		11
Total		71		196
Irene Lee
Disclosure of transactions between related parties [line items]
Fees		300		268
Benefits		8		9
Total		308		277
Fees paid for additional positions held		187		173
John Lipsky
Disclosure of transactions between related parties [line items]
Fees		199		180
Benefits		25		21
Total		224		201
Rachel Lomax (Retired on 28 April 2017)
Disclosure of transactions between related parties [line items]
Fees		93		254
Benefits		1		6
Total		94		260
Heidi Miller
Disclosure of transactions between related parties [line items]
Fees		571		536
Benefits		18		30
Total		589		566
Fees paid for additional positions held		427		411
David Nish
Disclosure of transactions between related parties [line items]
Fees		158		83
Benefits		18		19
Total		176		102
Jonathan Symonds
Disclosure of transactions between related parties [line items]
Fees		639		520
Benefits		2		6
Total		641		526
Fees paid for additional positions held		382		345
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees		194		48
Benefits		43		4
Total		237		52
Mark Tucker (Appointed on 1 September 2017)
Disclosure of transactions between related parties [line items]
Fees		500		0
Benefits		318		0
Total		818		0
One time relocation benefit		300
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees		239		172
Benefits		16		9
Total		255		181
Paul Walsh (Resigned on 21 April 2017)
Disclosure of transactions between related parties [line items]
Fees		55		142
Benefits		2		5
Total		£ 57		£ 147